Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Disclosure Of Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
4.	RECENT ACCOUNTING PRONOUNCEMENTS

Certain pronouncements were issued by the International Accounting Standards Board (“IASB”) or the IFRS Interpretations Committee (“IFRIC”) that are mandatory for accounting periods after December 31, 2019. Pronouncements that are not applicable to the Company have been excluded from this note.

The following pronouncements have been issued but are not yet effective and have not been early adopted by the Company. The Company is currently assessing the impact of these standards:

a)	Amendments to IAS 1 - Presentation of financial statements (“IAS 1”) and IAS 8 - Accounting policies, changes in accounting estimates and errors (“IAS 8”)

The amendments are intended to make the definition of material in IAS 1 easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of ‘obscuring’ material information with immaterial information has been included as part of the new definition.

The threshold for materiality influencing users has been changed from ‘could influence’ to ‘could reasonably be expected to influence’.

The definition of material in IAS 8 has been replaced by a reference to the definition of material in IAS 1. In addition, the IASB amended other Standards and the Conceptual Framework that contain a definition of material or refer to the term ‘material’ to ensure consistency.

The amendments are applied prospectively for annual periods beginning on or after January 1, 2020, with earlier application permitted.

b)	Amendments to references to the conceptual framework in IFRS standards

Together with the revised conceptual framework, which became effective upon publication on March 29, 2018, the IASB has also issued Amendments to References to the Conceptual Framework in IFRS Standards. The document contains amendments to various IFRS standards.

The amendments are effective for annual periods beginning on or after January 1, 2020, with early application permitted.